Annual Total Returns - Franklin Arizona Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-22 - Franklin Arizona Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	10.95%
Annual Return 2012	8.82%
Annual Return 2013	(4.99%)
Annual Return 2014	11.07%
Annual Return 2015	1.85%
Annual Return 2016	1.00%
Annual Return 2017	4.05%
Annual Return 2018	0.86%
Annual Return 2019	6.84%
Annual Return 2020	4.31%